FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES, Foreign Currency Risk (Details) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Foreign Currency Risk [Abstract]
Cash reserves	$ 14,307,088	$ 2,224,380	$ 2,714,776
US$ [Member]
Foreign Currency Risk [Abstract]
Cash reserves	17,900,000	3,400,000
Foreign Currency Risk [Member] | A$ [Member]
Financial Liabilities [Abstract]
Net exposure	302,000	792,962
Foreign Currency Risk [Member] | A$ [Member] | Cash and Cash Equivalents [Member]
Financial Assets [Abstract]
Financial assets	955,630	1,028,454
Foreign Currency Risk [Member] | A$ [Member] | Trade and Other Receivables [Member]
Financial Assets [Abstract]
Financial assets	24,322	24,679
Foreign Currency Risk [Member] | A$ [Member] | Trade and Other Payables [Member]
Financial Liabilities [Abstract]
Financial liabilities	(677,952)	(260,171)
10% Increase [Member]
US Dollar Appreciated or Depreciated Against Australian Dollar [Abstract]
Profit or loss	30,201	79,296
Other comprehensive income	30,201	79,296
10% Decrease [Member]
US Dollar Appreciated or Depreciated Against Australian Dollar [Abstract]
Profit or loss	(30,201)	(79,296)
Other comprehensive income	$ (30,201)	$ (79,296)